Organization and Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization and Summary of Significant Accounting Policies [Abstract]
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	17,365,608	17,346,561	17,346,561
Add assumed exercise of outstanding dilutive potential ordinary shares	306,367	224,627
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	17,671,975	17,571,188	17,346,561
Weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect	866,000	1,143,000	1,020,000